Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2022
Trade and other payables
Schedule of trade and other payables

	2022	2021
	€m	€m
Included within non-current liabilities
Other payables	452	424
Accruals	28	47
Contract liabilities	530	519
Derivative financial instruments[1]	1,506	3,919
	2,516	4,909
Included within current liabilities
Trade payables	7,327	6,739
Amounts owed to associates and joint ventures	40	36
Other taxes and social security payable	1,114	1,196
Other payables	2,032	2,349
Accruals[2]	6,991	5,688
Contract liabilities	1,991	1,971
Derivative financial instruments[1]	166	91
	19,661	18,070

Notes:

1

Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

2	Includes €1,434 million (2021: €339 million) payable in relation to the irrevocable and non-discretionary share buyback programmes.